Common Stock (Details)			3 Months Ended	12 Months Ended
	May 13, 2025 $ / shares shares	Apr. 15, 2025 shares	Mar. 31, 2025 Vote $ / shares shares	Dec. 31, 2024 Vote $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 17, 2024 $ / shares
Common Stock
Common stock, shares authorized (in shares)			58,251,629	58,251,629	58,251,629
Common stock, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued (in shares)			19,203,330	19,197,914	19,134,164
Common stock, shares outstanding (in shares)			19,203,330	19,197,914	19,134,164
Number of votes per share | Vote			1	1
Dividend declared | $ / shares			$ 0	$ 0	$ 0
Shares reserved for future issuance			36,009,537	36,014,953	36,078,703
Cara Therapeutics Inc.
Common Stock
Common stock, par value (in dollars per share) | $ / shares						$ 0.001
Cara Therapeutics Inc. | Subsequent Event
Common Stock
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Number of converted shares upon closing of merger	6,539,404
Common Stock | Cara Therapeutics Inc. | Subsequent Event
Common Stock
Number of converted shares upon closing of merger		2,575,494